Income Taxes - Group's deferred tax assets valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Income Taxes
Beginning balance	¥ 12,271		¥ 9,247
Increase during the year	4,769		3,259
Increase due to acquisition of entities	15,206
Exchange translation adjustment	55		(235)
Ending balance	¥ 32,301	$ 4,813	¥ 12,271